Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Immatics N.V.
Entity Central Index Key	0001809196
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	121,550,169
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	P7
Entity File Number	001-39363
Entity Address, Address Line One	Paul-Ehrlich-Straße 15
Entity Address, City or Town	Tübingen
Entity Address, Country	DE
Entity Address, Postal Zip Code	72076
Document Registration Statement	false
Document Shell Company Report	false
Document Transition Report	false
Auditor Name	PricewaterhouseCoopers GmbH Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1275
Auditor Location	Stuttgart, Germany
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Auditor Opinion [Text Block]

We have audited the accompanying consolidated statement of financial position of Immatics N.V. and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of profit and loss, of comprehensive income/(loss), of changes in shareholders’ equity and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board. Also in our opinion, the Company did not maintain, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO because a material weakness in internal control over financial reporting existed as of that date related to design and maintenance of effective controls related to the recognition, measurement, and disclosure of deferred tax assets (DTAs) and deferred tax liabilities (DTLs) specifically (i) proper consideration of tax law limitations on the utilization of loss carryforwards, and (ii) effective review and reconciliation procedures as well as sufficient documentation for the accounting treatment of DTAs and DTLs.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the annual or interim financial statements will not be prevented or detected on a timely basis. The material weakness referred to above is described in Management’s Annual Report on Internal Control over Financial Reporting appearing under Item 15 B. We considered this material weakness in determining the nature, timing, and extent of audit tests applied in our audit of the 2024 consolidated financial statements, and our opinion regarding the effectiveness of the Company’s internal control over financial reporting does not affect our opinion on those consolidated financial statements.

Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Edward A. Sturchio
Entity Address, Address Line One	2130 W. Holcombe Blvd., Suite 900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77030
City Area Code	281
Local Phone Number	810-7545
Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value €0.01 per share
Security Exchange Name	NASDAQ
Trading Symbol	IMTX
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Security Exchange Name	NASDAQ
Trading Symbol	IMTXW